Related party transactions - Compensation of directors and key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related party transactions
Salaries, Cash Bonuses, Severance and Directors Fees	$ 2,626	$ 2,289
Share-based payments	1,373	496
Total compensation	$ 3,999	$ 2,785